Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS Dividends On February 23, 2021, common share dividends of $152 million ($0.2536 per common share) were declared.